Accounts Payable and Accrued Liabilities (Details)	12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2026 CAD ($)	Jul. 31, 2025 CAD ($)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 CAD ($)	Jul. 01, 2024 USD ($)
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 6,971,443	$ 4,707,940
Non-current accounts payable	328,935	332,779	$ 461,151	$ 460,516			$ 286,019
Gain on extinguishment accounts payable	47,982
Accretion expense	48,139	46,625
Cash bonus	$ 238,159	241,274	$ 333,887	333,887
Discount rate	16.50%		16.50%
Consultants [Member]
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 6,971,443	$ 4,707,940	$ 9,773,615
Non-current accounts payable				$ 6,515,083
Cash bonus					$ 232,161	$ 333,887